Mortgage Servicing Rights - Summary of mortgage servicing portfolio (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	$ 11,923,510	$ 4,145,340
MSRs balance	170,294	0
MSRs balance as a percentage of total mortgage servicing portfolio	1.43%	1.02%
FNMA
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	7,254,178	2,781,389
GNMA
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	4,507,443	1,363,951
FHLMC
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	161,889	0
Residential mortgage
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
MSRs balance	$ 170,294	$ 42,202	$ 17,679	$ 7,130